Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Operating Leases (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating Lease Liabilities Payments Due [Abstract]
2020	$ 636
2021	519
2022	506
2023	393
2024	314
2025 and thereafter	424
Total Minimum Lease Payments	$ 2,792